Related Party Transactions - Narrative (Details) - Affiliated Entity $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) notes
Notes Receivable from Related Party
Related Party Transaction [Line Items]
Interest rate on loans to related parties	10.00%
Number of convertible notes receivable | notes		2
Notes Receivable from Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Loans to related parties	$ 10.0	$ 15.0
Accrued interest		2.1
Notes Receivable from Related Party | Other Long-Term Assets
Related Party Transaction [Line Items]
Loans to related parties		10.0
Accrued interest		$ 0.2
Notes Receivable From Related Parties Settled in Exchange for Paid Technology License
Related Party Transaction [Line Items]
Loans to related parties	$ 15.0